Expense Example {- Health Care Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Health Care Portfolio - VIP Health Care Portfolio-Initial VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798